Equity-settled share-based transactions - PHCL 2021 Plan, Narrative (Details) - Restricted share units - shares																																							12 Months Ended
	Dec. 31, 2025	Dec. 01, 2025	Nov. 15, 2025	Nov. 01, 2025	Oct. 17, 2025	Oct. 15, 2025	Oct. 01, 2025	Sep. 15, 2025	Sep. 01, 2025	Aug. 01, 2025	Jul. 15, 2025	Jul. 01, 2025	Jun. 30, 2025	Jun. 16, 2025	Jun. 01, 2025	May 23, 2025	Apr. 08, 2025	Mar. 01, 2025	Jan. 30, 2025	Dec. 31, 2024	Dec. 01, 2024	Oct. 07, 2024	Sep. 09, 2024	Aug. 22, 2024	Aug. 01, 2024	Jul. 15, 2024	Jul. 02, 2024	Jun. 30, 2024	Jun. 28, 2024	Jun. 03, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 23, 2023	Feb. 01, 2023	Dec. 31, 2022	Jun. 30, 2022	May 18, 2022	Jun. 16, 2021	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)	5,643	339	43,697	13,935	22,980	2,237	342	9,601	656	625	272,332	604	60,975	9,352	538	57,060	2,500	40,650	18,484	15,805	6,696	30,364	20,576	26,786	13,971	20,833	38,800	75,665	24,590	176,902	7,928	2,403,529	16,486,108	66,666	946,330	2,446,557	144,522
2021 Share Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)																																						3,933,063	63,934